Expense Example {- Fidelity Advisor Freedom® 2010 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2010 Fund	May 28, 2022 USD ($)
Class A
Expense Example:
1 year	$ 647
3 years	796
5 years	956
10 years	1,419
Class M
Expense Example:
1 year	448
3 years	652
5 years	871
10 years	1,499
Class C
Expense Example:
1 year	252
3 years	469
5 years	806
10 years	1,555
Class I
Expense Example:
1 year	50
3 years	155
5 years	267
10 years	593
Class Z
Expense Example:
1 year	45
3 years	138
5 years	238
10 years	$ 530